SHORT-TERM AND LONG-TERM BORROWINGS (Tables)	12 Months Ended
Mar. 31, 2021
SHORT-TERM AND LONG TERM BORROWINGS
Schedule of short term and long term borrowings from commercial banks or other institutions

	Fixed annual		March 31,	March 31,
Funding Partners	interest rate	Term	2020	2021
			RMB	RMB

Short-term borrowings	8.2%	within 12 months	6,720	—
Current portion of long-term borrowings	5.9%-10.3%	mature before March 31, 2022	112,349	79,560
Long-term borrowings	5.0%-6.7%	2 – 3 years	234,585	233,000
			353,654	312,560